Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2016	$11,834
2017	9,672
2018	8,934
2019	6,793
2020	5,627
Thereafter	11,186
$54,046